Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Property, Plant and Equipment [Abstract]
Leased property	$ 266,018	$ 266,018
Accumulated Depreciation	(118,216)	(74,491)
Property and Equipment, net	147,802	191,527
Depreciation	$ 43,724	$ 43,181